Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 30, 2016 CNY (¥)	Nov. 30, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 $ / shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 $ / shares	Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price | $ / shares									$ 25.28
Aggregate intrinsic value of options exercised	¥ 246,754	$ 35,540			¥ 623,605		¥ 693,878
Weighted average fair value per option granted | $ / shares		$ 14.62				$ 0.00		$ 34.57
The total grant date fair value of options vested	25,168	$ 3,625			37,582		29,968
Aggregate fair value of outstanding options at the grant date	232,528								$ 33,491
Unrecognized share-based compensation expenses	¥ 160,640								$ 23,137
Incremental compensation cost			¥ 53,896	$ 7,763
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per option granted | $ / shares		$ 15.26						34.59
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested options/restricted shares expected to be recognized over a weighted-average period	3 years 3 months 18 days	3 years 3 months 18 days
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	For share options and restricted shares granted under the Plans, majority are subject to vesting schedules of approximately four years with 25% of the awards vesting each year and have a contractual term of ten years.	For share options and restricted shares granted under the Plans, majority are subject to vesting schedules of approximately four years with 25% of the awards vesting each year and have a contractual term of ten years.
Stock Options [Member] | 2011 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares | shares	7,843,100								7,843,100
Stock Options [Member] | 2013 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares | shares	3,350,000								3,350,000
Stock Options [Member] | 2016 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares | shares	4,890,000	4,890,000
Stock Options [Member] | 2016 Plan II [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares | shares	3,000,000	3,000,000
Options and Restricted Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years
Original contractual term	10 years	10 years
Options and Restricted Shares [Member] | Maximum [Member] | Awards Vesting Percentage Each Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting	25.00%	25.00%
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested options/restricted shares expected to be recognized over a weighted-average period	2 years 9 months 26 days	2 years 9 months 26 days
Aggregate fair value of the outstanding restricted shares	¥ 385,656	$ 55,546
Unrecognized compensation expense	267,389								$ 38,512
Weighted average grant date fair value, Granted | $ / shares		$ 22.30				$ 34.70		$ 37.30
Grant date fair value of restricted shares vested	¥ 131,861	$ 18,992			¥ 38,104		¥ 7,925